Schedule III - Real Estate and Accumulated Depreciation - Real Estate and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	189,373
Initial Cost to Company, Building and Improvements	355,936
Cost Capitalized Subsequent to Acquisition, Improvements	2,425
Gross Amount as of December 31, 2020, Land	189,373
Gross Amount as of December 31, 2020, Building and Improvements	358,360
Gross Amount as of December 31, 2020, Total	547,733	$ 224,053	$ 223,005
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10,111)	$ (132)	$ 0
Aggregate cost for federal income tax purposes	$ 619,066
Buildings
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Building improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Apparel | Indianola, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	312
Initial Cost to Company, Building and Improvements	686
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	312
Gross Amount as of December 31, 2020, Building and Improvements	686
Gross Amount as of December 31, 2020, Total	998
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Apparel | Laredo, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	590
Initial Cost to Company, Building and Improvements	1,207
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	590
Gross Amount as of December 31, 2020, Building and Improvements	1,207
Gross Amount as of December 31, 2020, Total	1,797
Gross Amount as of December 31, 2020, Accumulated Depreciation	(51)
Apparel | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	599
Initial Cost to Company, Building and Improvements	1,086
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	599
Gross Amount as of December 31, 2020, Building and Improvements	1,086
Gross Amount as of December 31, 2020, Total	1,686
Gross Amount as of December 31, 2020, Accumulated Depreciation	(45)
Apparel | Rio Grande City, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	640
Initial Cost to Company, Building and Improvements	831
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	640
Gross Amount as of December 31, 2020, Building and Improvements	831
Gross Amount as of December 31, 2020, Total	1,471
Gross Amount as of December 31, 2020, Accumulated Depreciation	(39)
Auto Parts | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	219
Initial Cost to Company, Building and Improvements	732
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	219
Gross Amount as of December 31, 2020, Building and Improvements	732
Gross Amount as of December 31, 2020, Total	951
Gross Amount as of December 31, 2020, Accumulated Depreciation	(6)
Auto Parts | Harrisonville, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	412
Initial Cost to Company, Building and Improvements	1,118
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	412
Gross Amount as of December 31, 2020, Building and Improvements	1,118
Gross Amount as of December 31, 2020, Total	1,530
Gross Amount as of December 31, 2020, Accumulated Depreciation	(41)
Auto Parts | New Richmond, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	67
Initial Cost to Company, Building and Improvements	1,191
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	67
Gross Amount as of December 31, 2020, Building and Improvements	1,191
Gross Amount as of December 31, 2020, Total	1,258
Gross Amount as of December 31, 2020, Accumulated Depreciation	(43)
Auto Parts | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	286
Initial Cost to Company, Building and Improvements	873
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	286
Gross Amount as of December 31, 2020, Building and Improvements	873
Gross Amount as of December 31, 2020, Total	1,158
Gross Amount as of December 31, 2020, Accumulated Depreciation	(1)
Auto Parts | Roswell, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	151
Initial Cost to Company, Building and Improvements	1,136
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	151
Gross Amount as of December 31, 2020, Building and Improvements	1,136
Gross Amount as of December 31, 2020, Total	1,287
Gross Amount as of December 31, 2020, Accumulated Depreciation	(27)
Auto Parts | Fort Pierce, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	217
Initial Cost to Company, Building and Improvements	934
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	217
Gross Amount as of December 31, 2020, Building and Improvements	934
Gross Amount as of December 31, 2020, Total	1,151
Gross Amount as of December 31, 2020, Accumulated Depreciation	(21)
Auto Parts | Lakeland, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	408
Initial Cost to Company, Building and Improvements	1,005
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	408
Gross Amount as of December 31, 2020, Building and Improvements	1,005
Gross Amount as of December 31, 2020, Total	1,412
Gross Amount as of December 31, 2020, Accumulated Depreciation	(22)
Auto Parts | Orlando, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	746
Initial Cost to Company, Building and Improvements	672
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	746
Gross Amount as of December 31, 2020, Building and Improvements	672
Gross Amount as of December 31, 2020, Total	1,419
Gross Amount as of December 31, 2020, Accumulated Depreciation	(18)
Auto Parts | Titusville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	990
Initial Cost to Company, Building and Improvements	586
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	990
Gross Amount as of December 31, 2020, Building and Improvements	586
Gross Amount as of December 31, 2020, Total	1,576
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Auto Parts | Brunswick, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	540
Initial Cost to Company, Building and Improvements	848
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	540
Gross Amount as of December 31, 2020, Building and Improvements	848
Gross Amount as of December 31, 2020, Total	1,389
Gross Amount as of December 31, 2020, Accumulated Depreciation	(20)
Auto Parts | Claxton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	95
Initial Cost to Company, Building and Improvements	877
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	95
Gross Amount as of December 31, 2020, Building and Improvements	877
Gross Amount as of December 31, 2020, Total	972
Gross Amount as of December 31, 2020, Accumulated Depreciation	(17)
Auto Parts | Griffin, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	255
Initial Cost to Company, Building and Improvements	851
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	255
Gross Amount as of December 31, 2020, Building and Improvements	851
Gross Amount as of December 31, 2020, Total	1,106
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Auto Parts | West Peoria, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	179
Initial Cost to Company, Building and Improvements	711
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	179
Gross Amount as of December 31, 2020, Building and Improvements	711
Gross Amount as of December 31, 2020, Total	890
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Auto Parts | Gonzales, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	557
Initial Cost to Company, Building and Improvements	698
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	557
Gross Amount as of December 31, 2020, Building and Improvements	698
Gross Amount as of December 31, 2020, Total	1,255
Gross Amount as of December 31, 2020, Accumulated Depreciation	(15)
Auto Parts | Breckenridge Hills, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	94
Initial Cost to Company, Building and Improvements	878
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	94
Gross Amount as of December 31, 2020, Building and Improvements	878
Gross Amount as of December 31, 2020, Total	972
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Auto Parts | St. Louis, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	271
Initial Cost to Company, Building and Improvements	970
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	271
Gross Amount as of December 31, 2020, Building and Improvements	970
Gross Amount as of December 31, 2020, Total	1,241
Gross Amount as of December 31, 2020, Accumulated Depreciation	(23)
Auto Parts | Bay St. Louis, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	376
Initial Cost to Company, Building and Improvements	684
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	376
Gross Amount as of December 31, 2020, Building and Improvements	684
Gross Amount as of December 31, 2020, Total	1,060
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Auto Parts | Brookhaven, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	143
Initial Cost to Company, Building and Improvements	893
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	143
Gross Amount as of December 31, 2020, Building and Improvements	893
Gross Amount as of December 31, 2020, Total	1,036
Gross Amount as of December 31, 2020, Accumulated Depreciation	(17)
Auto Parts | Laurel, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	147
Initial Cost to Company, Building and Improvements	1,026
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	147
Gross Amount as of December 31, 2020, Building and Improvements	1,026
Gross Amount as of December 31, 2020, Total	1,173
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Auto Parts | Penn Hills, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	297
Initial Cost to Company, Building and Improvements	631
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	297
Gross Amount as of December 31, 2020, Building and Improvements	631
Gross Amount as of December 31, 2020, Total	927
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Auto Parts | Barton, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	111
Initial Cost to Company, Building and Improvements	395
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	111
Gross Amount as of December 31, 2020, Building and Improvements	395
Gross Amount as of December 31, 2020, Total	506
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Auto Parts | Demotte, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	391
Initial Cost to Company, Building and Improvements	942
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	391
Gross Amount as of December 31, 2020, Building and Improvements	942
Gross Amount as of December 31, 2020, Total	1,333
Gross Amount as of December 31, 2020, Accumulated Depreciation	(8)
Auto Parts | Greenwood, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	189
Initial Cost to Company, Building and Improvements	405
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	189
Gross Amount as of December 31, 2020, Building and Improvements	405
Gross Amount as of December 31, 2020, Total	594
Gross Amount as of December 31, 2020, Accumulated Depreciation	(6)
Auto Parts | Marianna, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	302
Initial Cost to Company, Building and Improvements	1,677
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	302
Gross Amount as of December 31, 2020, Building and Improvements	1,677
Gross Amount as of December 31, 2020, Total	1,979
Gross Amount as of December 31, 2020, Accumulated Depreciation	(13)
Auto Parts | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	500
Initial Cost to Company, Building and Improvements	1,247
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	500
Gross Amount as of December 31, 2020, Building and Improvements	1,247
Gross Amount as of December 31, 2020, Total	1,746
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Automotive Services | Colorado Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	429
Initial Cost to Company, Building and Improvements	1,056
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	429
Gross Amount as of December 31, 2020, Building and Improvements	1,056
Gross Amount as of December 31, 2020, Total	1,485
Gross Amount as of December 31, 2020, Accumulated Depreciation	(61)
Automotive Services | Oswego, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,417
Initial Cost to Company, Building and Improvements	1,209
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,417
Gross Amount as of December 31, 2020, Building and Improvements	1,209
Gross Amount as of December 31, 2020, Total	3,626
Gross Amount as of December 31, 2020, Accumulated Depreciation	(46)
Automotive Services | Prattville, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	305
Initial Cost to Company, Building and Improvements	352
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	305
Gross Amount as of December 31, 2020, Building and Improvements	352
Gross Amount as of December 31, 2020, Total	657
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Automotive Services | Crawfordville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	322
Initial Cost to Company, Building and Improvements	537
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	322
Gross Amount as of December 31, 2020, Building and Improvements	537
Gross Amount as of December 31, 2020, Total	860
Gross Amount as of December 31, 2020, Accumulated Depreciation	(18)
Automotive Services | Live Oak, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	474
Initial Cost to Company, Building and Improvements	589
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	474
Gross Amount as of December 31, 2020, Building and Improvements	589
Gross Amount as of December 31, 2020, Total	1,063
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Automotive Services | Quincy, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	419
Initial Cost to Company, Building and Improvements	587
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	419
Gross Amount as of December 31, 2020, Building and Improvements	587
Gross Amount as of December 31, 2020, Total	1,006
Gross Amount as of December 31, 2020, Accumulated Depreciation	(19)
Automotive Services | Merrill, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	189
Initial Cost to Company, Building and Improvements	307
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	189
Gross Amount as of December 31, 2020, Building and Improvements	307
Gross Amount as of December 31, 2020, Total	496
Gross Amount as of December 31, 2020, Accumulated Depreciation	(14)
Automotive Services | New London, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	301
Initial Cost to Company, Building and Improvements	448
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	301
Gross Amount as of December 31, 2020, Building and Improvements	448
Gross Amount as of December 31, 2020, Total	750
Gross Amount as of December 31, 2020, Accumulated Depreciation	(22)
Automotive Services | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	488
Initial Cost to Company, Building and Improvements	488
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	488
Gross Amount as of December 31, 2020, Building and Improvements	488
Gross Amount as of December 31, 2020, Total	976
Gross Amount as of December 31, 2020, Accumulated Depreciation	(14)
Automotive Services | Colebrook, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	193
Initial Cost to Company, Building and Improvements	524
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	193
Gross Amount as of December 31, 2020, Building and Improvements	524
Gross Amount as of December 31, 2020, Total	717
Gross Amount as of December 31, 2020, Accumulated Depreciation	(12)
Automotive Services | Lancaster, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	159
Initial Cost to Company, Building and Improvements	334
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	159
Gross Amount as of December 31, 2020, Building and Improvements	334
Gross Amount as of December 31, 2020, Total	493
Gross Amount as of December 31, 2020, Accumulated Depreciation	(8)
Automotive Services | Newport, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	141
Initial Cost to Company, Building and Improvements	431
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	141
Gross Amount as of December 31, 2020, Building and Improvements	431
Gross Amount as of December 31, 2020, Total	572
Gross Amount as of December 31, 2020, Accumulated Depreciation	(13)
Automotive Services | Bradford, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	114
Initial Cost to Company, Building and Improvements	373
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	114
Gross Amount as of December 31, 2020, Building and Improvements	373
Gross Amount as of December 31, 2020, Total	486
Gross Amount as of December 31, 2020, Accumulated Depreciation	(9)
Automotive Services | Morristown, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	187
Initial Cost to Company, Building and Improvements	661
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	187
Gross Amount as of December 31, 2020, Building and Improvements	661
Gross Amount as of December 31, 2020, Total	848
Gross Amount as of December 31, 2020, Accumulated Depreciation	(12)
Automotive Services | St. Albans, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	161
Initial Cost to Company, Building and Improvements	459
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	161
Gross Amount as of December 31, 2020, Building and Improvements	459
Gross Amount as of December 31, 2020, Total	620
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Automotive Services | Bellows Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	55
Initial Cost to Company, Building and Improvements	817
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	55
Gross Amount as of December 31, 2020, Building and Improvements	817
Gross Amount as of December 31, 2020, Total	872
Gross Amount as of December 31, 2020, Accumulated Depreciation	(1)
Automotive Services | Enosburg Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	138
Initial Cost to Company, Building and Improvements	802
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	138
Gross Amount as of December 31, 2020, Building and Improvements	802
Gross Amount as of December 31, 2020, Total	940
Gross Amount as of December 31, 2020, Accumulated Depreciation	(2)
Automotive Services | South Barre, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	295
Initial Cost to Company, Building and Improvements	566
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	295
Gross Amount as of December 31, 2020, Building and Improvements	566
Gross Amount as of December 31, 2020, Total	861
Gross Amount as of December 31, 2020, Accumulated Depreciation	(1)
Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1990
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	780
Initial Cost to Company, Building and Improvements	570
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	780
Gross Amount as of December 31, 2020, Building and Improvements	570
Gross Amount as of December 31, 2020, Total	1,350
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1920
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	686
Initial Cost to Company, Building and Improvements	1,941
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	686
Gross Amount as of December 31, 2020, Building and Improvements	1,941
Gross Amount as of December 31, 2020, Total	2,627
Gross Amount as of December 31, 2020, Accumulated Depreciation	(92)
Banking | Richwood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	787
Initial Cost to Company, Building and Improvements	766
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	787
Gross Amount as of December 31, 2020, Building and Improvements	766
Gross Amount as of December 31, 2020, Total	1,553
Gross Amount as of December 31, 2020, Accumulated Depreciation	(37)
Banking | Vineland, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	620
Initial Cost to Company, Building and Improvements	270
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	620
Gross Amount as of December 31, 2020, Building and Improvements	270
Gross Amount as of December 31, 2020, Total	890
Gross Amount as of December 31, 2020, Accumulated Depreciation	(22)
Banking | Elizabethtown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,264
Initial Cost to Company, Building and Improvements	1,486
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,264
Gross Amount as of December 31, 2020, Building and Improvements	1,486
Gross Amount as of December 31, 2020, Total	2,750
Gross Amount as of December 31, 2020, Accumulated Depreciation	(71)
Casual Dining | Greensburg, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	924
Initial Cost to Company, Building and Improvements	1,521
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	924
Gross Amount as of December 31, 2020, Building and Improvements	1,521
Gross Amount as of December 31, 2020, Total	2,445
Gross Amount as of December 31, 2020, Accumulated Depreciation	(57)
Casual Dining | Wichita, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,013
Initial Cost to Company, Building and Improvements	1,152
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,013
Gross Amount as of December 31, 2020, Building and Improvements	1,152
Gross Amount as of December 31, 2020, Total	2,165
Gross Amount as of December 31, 2020, Accumulated Depreciation	(43)
Casual Dining | Marquette, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	163
Initial Cost to Company, Building and Improvements	931
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	163
Gross Amount as of December 31, 2020, Building and Improvements	931
Gross Amount as of December 31, 2020, Total	1,095
Gross Amount as of December 31, 2020, Accumulated Depreciation	(39)
Casual Dining | Brandon, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	903
Initial Cost to Company, Building and Improvements	1,793
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	903
Gross Amount as of December 31, 2020, Building and Improvements	1,793
Gross Amount as of December 31, 2020, Total	2,696
Gross Amount as of December 31, 2020, Accumulated Depreciation	(64)
Casual Dining | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,279
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,279
Gross Amount as of December 31, 2020, Building and Improvements	0
Gross Amount as of December 31, 2020, Total	2,279
Gross Amount as of December 31, 2020, Accumulated Depreciation	0
Discount Retail | Holland, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,865
Initial Cost to Company, Building and Improvements	4,833
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,865
Gross Amount as of December 31, 2020, Building and Improvements	4,833
Gross Amount as of December 31, 2020, Total	6,698
Gross Amount as of December 31, 2020, Accumulated Depreciation	(223)
Discount Retail | St. Joseph, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,956
Initial Cost to Company, Building and Improvements	5,494
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,956
Gross Amount as of December 31, 2020, Building and Improvements	5,494
Gross Amount as of December 31, 2020, Total	7,450
Gross Amount as of December 31, 2020, Accumulated Depreciation	(257)
Discount Retail | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	819
Initial Cost to Company, Building and Improvements	1,756
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	819
Gross Amount as of December 31, 2020, Building and Improvements	1,756
Gross Amount as of December 31, 2020, Total	2,575
Gross Amount as of December 31, 2020, Accumulated Depreciation	(61)
Discount Retail | Flint, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	554
Initial Cost to Company, Building and Improvements	4,982
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	554
Gross Amount as of December 31, 2020, Building and Improvements	4,982
Gross Amount as of December 31, 2020, Total	5,536
Gross Amount as of December 31, 2020, Accumulated Depreciation	(142)
Discount Retail | Tucson, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,784
Initial Cost to Company, Building and Improvements	2,664
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,784
Gross Amount as of December 31, 2020, Building and Improvements	2,664
Gross Amount as of December 31, 2020, Total	5,448
Gross Amount as of December 31, 2020, Accumulated Depreciation	(118)
Discount Retail | Augusta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,569
Initial Cost to Company, Building and Improvements	2,202
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,569
Gross Amount as of December 31, 2020, Building and Improvements	2,202
Gross Amount as of December 31, 2020, Total	3,771
Gross Amount as of December 31, 2020, Accumulated Depreciation	(94)
Discount Retail | Mishawaka, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	382
Initial Cost to Company, Building and Improvements	4,697
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	382
Gross Amount as of December 31, 2020, Building and Improvements	4,697
Gross Amount as of December 31, 2020, Total	5,079
Gross Amount as of December 31, 2020, Accumulated Depreciation	(110)
Discount Retail | Longview, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	703
Initial Cost to Company, Building and Improvements	2,490
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	703
Gross Amount as of December 31, 2020, Building and Improvements	2,490
Gross Amount as of December 31, 2020, Total	3,193
Gross Amount as of December 31, 2020, Accumulated Depreciation	(79)
Discount Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	992
Initial Cost to Company, Building and Improvements	1,986
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	992
Gross Amount as of December 31, 2020, Building and Improvements	1,986
Gross Amount as of December 31, 2020, Total	2,979
Gross Amount as of December 31, 2020, Accumulated Depreciation	(73)
Discount Retail | Waco, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,403
Initial Cost to Company, Building and Improvements	2,613
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,403
Gross Amount as of December 31, 2020, Building and Improvements	2,613
Gross Amount as of December 31, 2020, Total	4,016
Gross Amount as of December 31, 2020, Accumulated Depreciation	(84)
Discount Retail | Spokane Valley, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,494
Initial Cost to Company, Building and Improvements	4,067
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,494
Gross Amount as of December 31, 2020, Building and Improvements	4,067
Gross Amount as of December 31, 2020, Total	5,560
Gross Amount as of December 31, 2020, Accumulated Depreciation	(7)
Discount Retail | Dothan, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	987
Initial Cost to Company, Building and Improvements	2,009
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	987
Gross Amount as of December 31, 2020, Building and Improvements	2,009
Gross Amount as of December 31, 2020, Total	2,996
Gross Amount as of December 31, 2020, Accumulated Depreciation	(5)
Discount Retail | Terre Haute, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	940
Initial Cost to Company, Building and Improvements	2,525
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	940
Gross Amount as of December 31, 2020, Building and Improvements	2,525
Gross Amount as of December 31, 2020, Total	3,465
Gross Amount as of December 31, 2020, Accumulated Depreciation	(6)
Dollar Stores | Deltona, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	335
Initial Cost to Company, Building and Improvements	937
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	335
Gross Amount as of December 31, 2020, Building and Improvements	937
Gross Amount as of December 31, 2020, Total	1,272
Gross Amount as of December 31, 2020, Accumulated Depreciation	(36)
Dollar Stores | Lake City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	250
Initial Cost to Company, Building and Improvements	848
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	250
Gross Amount as of December 31, 2020, Building and Improvements	848
Gross Amount as of December 31, 2020, Total	1,099
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Dollar Stores | Strawberry Point, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	304
Initial Cost to Company, Building and Improvements	852
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	304
Gross Amount as of December 31, 2020, Building and Improvements	852
Gross Amount as of December 31, 2020, Total	1,156
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Dollar Stores | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	392
Initial Cost to Company, Building and Improvements	611
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	392
Gross Amount as of December 31, 2020, Building and Improvements	611
Gross Amount as of December 31, 2020, Total	1,003
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Dollar Stores | Brookfield, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	468
Initial Cost to Company, Building and Improvements	1,149
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	468
Gross Amount as of December 31, 2020, Building and Improvements	1,149
Gross Amount as of December 31, 2020, Total	1,617
Gross Amount as of December 31, 2020, Accumulated Depreciation	(43)
Dollar Stores | Belgrade, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	414
Initial Cost to Company, Building and Improvements	746
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	414
Gross Amount as of December 31, 2020, Building and Improvements	746
Gross Amount as of December 31, 2020, Total	1,159
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Dollar Stores | Bogue Chitto, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	105
Initial Cost to Company, Building and Improvements	963
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	105
Gross Amount as of December 31, 2020, Building and Improvements	963
Gross Amount as of December 31, 2020, Total	1,068
Gross Amount as of December 31, 2020, Accumulated Depreciation	(36)
Dollar Stores | Buckatunna, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	136
Initial Cost to Company, Building and Improvements	938
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	136
Gross Amount as of December 31, 2020, Building and Improvements	938
Gross Amount as of December 31, 2020, Total	1,074
Gross Amount as of December 31, 2020, Accumulated Depreciation	(35)
Dollar Stores | Hurley, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	246
Initial Cost to Company, Building and Improvements	1,249
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	246
Gross Amount as of December 31, 2020, Building and Improvements	1,249
Gross Amount as of December 31, 2020, Total	1,495
Gross Amount as of December 31, 2020, Accumulated Depreciation	(48)
Dollar Stores | Meridan, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	287
Initial Cost to Company, Building and Improvements	940
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	287
Gross Amount as of December 31, 2020, Building and Improvements	940
Gross Amount as of December 31, 2020, Total	1,228
Gross Amount as of December 31, 2020, Accumulated Depreciation	(35)
Dollar Stores | Birmingham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	210
Initial Cost to Company, Building and Improvements	939
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	210
Gross Amount as of December 31, 2020, Building and Improvements	939
Gross Amount as of December 31, 2020, Total	1,149
Gross Amount as of December 31, 2020, Accumulated Depreciation	(37)
Dollar Stores | McComb, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	209
Initial Cost to Company, Building and Improvements	868
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	209
Gross Amount as of December 31, 2020, Building and Improvements	868
Gross Amount as of December 31, 2020, Total	1,078
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Dollar Stores | Windham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	332
Initial Cost to Company, Building and Improvements	834
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	332
Gross Amount as of December 31, 2020, Building and Improvements	834
Gross Amount as of December 31, 2020, Total	1,166
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Dollar Stores | Norman, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	417
Initial Cost to Company, Building and Improvements	836
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	417
Gross Amount as of December 31, 2020, Building and Improvements	836
Gross Amount as of December 31, 2020, Total	1,252
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Dollar Stores | Friedens, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	311
Initial Cost to Company, Building and Improvements	931
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	311
Gross Amount as of December 31, 2020, Building and Improvements	931
Gross Amount as of December 31, 2020, Total	1,242
Gross Amount as of December 31, 2020, Accumulated Depreciation	(37)
Dollar Stores | Cleveland, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	209
Initial Cost to Company, Building and Improvements	809
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	209
Gross Amount as of December 31, 2020, Building and Improvements	809
Gross Amount as of December 31, 2020, Total	1,017
Gross Amount as of December 31, 2020, Accumulated Depreciation	(31)
Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2012
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	567
Initial Cost to Company, Building and Improvements	735
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	567
Gross Amount as of December 31, 2020, Building and Improvements	735
Gross Amount as of December 31, 2020, Total	1,302
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2004
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	278
Initial Cost to Company, Building and Improvements	534
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	278
Gross Amount as of December 31, 2020, Building and Improvements	534
Gross Amount as of December 31, 2020, Total	812
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Dollar Stores | Fox Lake, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	212
Initial Cost to Company, Building and Improvements	882
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	212
Gross Amount as of December 31, 2020, Building and Improvements	882
Gross Amount as of December 31, 2020, Total	1,094
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	391
Initial Cost to Company, Building and Improvements	740
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	391
Gross Amount as of December 31, 2020, Building and Improvements	740
Gross Amount as of December 31, 2020, Total	1,130
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	269
Initial Cost to Company, Building and Improvements	775
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	269
Gross Amount as of December 31, 2020, Building and Improvements	775
Gross Amount as of December 31, 2020, Total	1,044
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Dollar Stores | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	400
Initial Cost to Company, Building and Improvements	988
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	400
Gross Amount as of December 31, 2020, Building and Improvements	988
Gross Amount as of December 31, 2020, Total	1,388
Gross Amount as of December 31, 2020, Accumulated Depreciation	(11)
Dollar Stores | Baltimore, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	380
Initial Cost to Company, Building and Improvements	1,746
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	380
Gross Amount as of December 31, 2020, Building and Improvements	1,746
Gross Amount as of December 31, 2020, Total	2,127
Gross Amount as of December 31, 2020, Accumulated Depreciation	(36)
Dollar Stores | Chicago, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	424
Initial Cost to Company, Building and Improvements	982
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	424
Gross Amount as of December 31, 2020, Building and Improvements	982
Gross Amount as of December 31, 2020, Total	1,406
Gross Amount as of December 31, 2020, Accumulated Depreciation	(22)
Dollar Stores | Middle River, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	608
Initial Cost to Company, Building and Improvements	1,430
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	608
Gross Amount as of December 31, 2020, Building and Improvements	1,430
Gross Amount as of December 31, 2020, Total	2,039
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Dollar Stores | Egg Harbor Township, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	514
Initial Cost to Company, Building and Improvements	1,970
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	514
Gross Amount as of December 31, 2020, Building and Improvements	1,970
Gross Amount as of December 31, 2020, Total	2,484
Gross Amount as of December 31, 2020, Accumulated Depreciation	(22)
Dollar Stores | Ledgewood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	703
Initial Cost to Company, Building and Improvements	1,433
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	703
Gross Amount as of December 31, 2020, Building and Improvements	1,433
Gross Amount as of December 31, 2020, Total	2,136
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Dollar Stores | Ballston Spa, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	207
Initial Cost to Company, Building and Improvements	1,272
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	207
Gross Amount as of December 31, 2020, Building and Improvements	1,272
Gross Amount as of December 31, 2020, Total	1,479
Gross Amount as of December 31, 2020, Accumulated Depreciation	(14)
Dollar Stores | Belpre, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	375
Initial Cost to Company, Building and Improvements	924
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	375
Gross Amount as of December 31, 2020, Building and Improvements	924
Gross Amount as of December 31, 2020, Total	1,298
Gross Amount as of December 31, 2020, Accumulated Depreciation	(11)
Dollar Stores | Springfield, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	241
Initial Cost to Company, Building and Improvements	751
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	241
Gross Amount as of December 31, 2020, Building and Improvements	751
Gross Amount as of December 31, 2020, Total	992
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Dollar Stores | Ebensburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	281
Initial Cost to Company, Building and Improvements	615
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	281
Gross Amount as of December 31, 2020, Building and Improvements	615
Gross Amount as of December 31, 2020, Total	896
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Dollar Stores | Gettysburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	492
Initial Cost to Company, Building and Improvements	1,353
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	492
Gross Amount as of December 31, 2020, Building and Improvements	1,353
Gross Amount as of December 31, 2020, Total	1,845
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Dollar Stores | Lewistown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	182
Initial Cost to Company, Building and Improvements	835
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	182
Gross Amount as of December 31, 2020, Building and Improvements	835
Gross Amount as of December 31, 2020, Total	1,017
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Dollar Stores | Manchester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	558
Initial Cost to Company, Building and Improvements	1,047
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	558
Gross Amount as of December 31, 2020, Building and Improvements	1,047
Gross Amount as of December 31, 2020, Total	1,606
Gross Amount as of December 31, 2020, Accumulated Depreciation	(13)
Dollar Stores | Myerstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	392
Initial Cost to Company, Building and Improvements	1,219
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	392
Gross Amount as of December 31, 2020, Building and Improvements	1,219
Gross Amount as of December 31, 2020, Total	1,611
Gross Amount as of December 31, 2020, Accumulated Depreciation	(14)
Dollar Stores | Quarryville, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	613
Initial Cost to Company, Building and Improvements	1,561
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	613
Gross Amount as of December 31, 2020, Building and Improvements	1,561
Gross Amount as of December 31, 2020, Total	2,174
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Dollar Stores | Milwaukee, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	485
Initial Cost to Company, Building and Improvements	1,101
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	485
Gross Amount as of December 31, 2020, Building and Improvements	1,101
Gross Amount as of December 31, 2020, Total	1,586
Gross Amount as of December 31, 2020, Accumulated Depreciation	(12)
Dollar Stores | Queensbury, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	234
Initial Cost to Company, Building and Improvements	1,381
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	234
Gross Amount as of December 31, 2020, Building and Improvements	1,381
Gross Amount as of December 31, 2020, Total	1,616
Gross Amount as of December 31, 2020, Accumulated Depreciation	(16)
Dollar Stores | Petersburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	349
Initial Cost to Company, Building and Improvements	1,311
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	349
Gross Amount as of December 31, 2020, Building and Improvements	1,311
Gross Amount as of December 31, 2020, Total	1,660
Gross Amount as of December 31, 2020, Accumulated Depreciation	(14)
Dollar Stores | Pittsburgh, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	729
Initial Cost to Company, Building and Improvements	1,291
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	729
Gross Amount as of December 31, 2020, Building and Improvements	1,291
Gross Amount as of December 31, 2020, Total	2,020
Gross Amount as of December 31, 2020, Accumulated Depreciation	(11)
Dollar Stores | Johnstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	153
Initial Cost to Company, Building and Improvements	1,234
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	153
Gross Amount as of December 31, 2020, Building and Improvements	1,234
Gross Amount as of December 31, 2020, Total	1,387
Gross Amount as of December 31, 2020, Accumulated Depreciation	(2)
Dollar Stores | Chester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	697
Initial Cost to Company, Building and Improvements	876
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	697
Gross Amount as of December 31, 2020, Building and Improvements	876
Gross Amount as of December 31, 2020, Total	1,573
Gross Amount as of December 31, 2020, Accumulated Depreciation	(3)
Drug Stores & Pharmacies | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,410
Initial Cost to Company, Building and Improvements	2,377
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,410
Gross Amount as of December 31, 2020, Building and Improvements	2,377
Gross Amount as of December 31, 2020, Total	4,787
Gross Amount as of December 31, 2020, Accumulated Depreciation	(91)
Drug Stores & Pharmacies | Clanton, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	630
Initial Cost to Company, Building and Improvements	1,604
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	630
Gross Amount as of December 31, 2020, Building and Improvements	1,604
Gross Amount as of December 31, 2020, Total	2,234
Gross Amount as of December 31, 2020, Accumulated Depreciation	(59)
Drug Stores & Pharmacies | Montgomery, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,150
Initial Cost to Company, Building and Improvements	1,932
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,150
Gross Amount as of December 31, 2020, Building and Improvements	1,932
Gross Amount as of December 31, 2020, Total	3,081
Gross Amount as of December 31, 2020, Accumulated Depreciation	(69)
Drug Stores & Pharmacies | Warrior, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	369
Initial Cost to Company, Building and Improvements	1,640
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	369
Gross Amount as of December 31, 2020, Building and Improvements	1,640
Gross Amount as of December 31, 2020, Total	2,009
Gross Amount as of December 31, 2020, Accumulated Depreciation	(59)
Drug Stores & Pharmacies | Canton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	658
Initial Cost to Company, Building and Improvements	1,789
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	658
Gross Amount as of December 31, 2020, Building and Improvements	1,789
Gross Amount as of December 31, 2020, Total	2,447
Gross Amount as of December 31, 2020, Accumulated Depreciation	(71)
Drug Stores & Pharmacies | Savannah, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,746
Initial Cost to Company, Building and Improvements	1,651
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,746
Gross Amount as of December 31, 2020, Building and Improvements	1,651
Gross Amount as of December 31, 2020, Total	3,397
Gross Amount as of December 31, 2020, Accumulated Depreciation	(58)
Drug Stores & Pharmacies | Hanover, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	727
Initial Cost to Company, Building and Improvements	1,076
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	727
Gross Amount as of December 31, 2020, Building and Improvements	1,076
Gross Amount as of December 31, 2020, Total	1,803
Gross Amount as of December 31, 2020, Accumulated Depreciation	(52)
Drug Stores & Pharmacies | Waterford Charter Township, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,256
Initial Cost to Company, Building and Improvements	2,152
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,256
Gross Amount as of December 31, 2020, Building and Improvements	2,152
Gross Amount as of December 31, 2020, Total	5,408
Gross Amount as of December 31, 2020, Accumulated Depreciation	(85)
Drug Stores & Pharmacies | Austin, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,121
Initial Cost to Company, Building and Improvements	2,451
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,121
Gross Amount as of December 31, 2020, Building and Improvements	2,451
Gross Amount as of December 31, 2020, Total	3,572
Gross Amount as of December 31, 2020, Accumulated Depreciation	(99)
Drug Stores & Pharmacies | Albuquerque, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,744
Initial Cost to Company, Building and Improvements	3,019
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,744
Gross Amount as of December 31, 2020, Building and Improvements	3,019
Gross Amount as of December 31, 2020, Total	6,763
Gross Amount as of December 31, 2020, Accumulated Depreciation	(101)
Drug Stores & Pharmacies | Amelia, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,170
Initial Cost to Company, Building and Improvements	1,517
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,170
Gross Amount as of December 31, 2020, Building and Improvements	1,517
Gross Amount as of December 31, 2020, Total	2,687
Gross Amount as of December 31, 2020, Accumulated Depreciation	(71)
Drug Stores & Pharmacies | Franklin, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,164
Initial Cost to Company, Building and Improvements	1,848
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,164
Gross Amount as of December 31, 2020, Building and Improvements	1,848
Gross Amount as of December 31, 2020, Total	4,013
Gross Amount as of December 31, 2020, Accumulated Depreciation	(66)
Drug Stores & Pharmacies | Fredericksburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,551
Initial Cost to Company, Building and Improvements	2,951
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,551
Gross Amount as of December 31, 2020, Building and Improvements	2,951
Gross Amount as of December 31, 2020, Total	6,502
Gross Amount as of December 31, 2020, Accumulated Depreciation	(98)
Drug Stores & Pharmacies | Hurricane, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	956
Initial Cost to Company, Building and Improvements	1,139
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	956
Gross Amount as of December 31, 2020, Building and Improvements	1,139
Gross Amount as of December 31, 2020, Total	2,095
Gross Amount as of December 31, 2020, Accumulated Depreciation	(55)
Drug Stores & Pharmacies | Semmes, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	737
Initial Cost to Company, Building and Improvements	818
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	737
Gross Amount as of December 31, 2020, Building and Improvements	818
Gross Amount as of December 31, 2020, Total	1,555
Gross Amount as of December 31, 2020, Accumulated Depreciation	(2)
Equipment Rental and Leasing | Idaho Falls, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	177
Initial Cost to Company, Building and Improvements	856
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	177
Gross Amount as of December 31, 2020, Building and Improvements	856
Gross Amount as of December 31, 2020, Total	1,033
Gross Amount as of December 31, 2020, Accumulated Depreciation	(42)
Equipment Rental and Leasing | LaGrange, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	669
Initial Cost to Company, Building and Improvements	970
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	669
Gross Amount as of December 31, 2020, Building and Improvements	970
Gross Amount as of December 31, 2020, Total	1,639
Gross Amount as of December 31, 2020, Accumulated Depreciation	(2)
Farm Supplies | Ottawa, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	409
Initial Cost to Company, Building and Improvements	2,031
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	409
Gross Amount as of December 31, 2020, Building and Improvements	2,031
Gross Amount as of December 31, 2020, Total	2,440
Gross Amount as of December 31, 2020, Accumulated Depreciation	(77)
Farm Supplies | Wellington, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	308
Initial Cost to Company, Building and Improvements	1,986
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	308
Gross Amount as of December 31, 2020, Building and Improvements	1,986
Gross Amount as of December 31, 2020, Total	2,294
Gross Amount as of December 31, 2020, Accumulated Depreciation	(75)
Farm Supplies | Llano, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	634
Initial Cost to Company, Building and Improvements	1,389
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	634
Gross Amount as of December 31, 2020, Building and Improvements	1,389
Gross Amount as of December 31, 2020, Total	2,024
Gross Amount as of December 31, 2020, Accumulated Depreciation	(73)
Farm Supplies | Ballard, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	519
Initial Cost to Company, Building and Improvements	2,609
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	519
Gross Amount as of December 31, 2020, Building and Improvements	2,609
Gross Amount as of December 31, 2020, Total	3,128
Gross Amount as of December 31, 2020, Accumulated Depreciation	(100)
Farm Supplies | Weatherford, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,198
Initial Cost to Company, Building and Improvements	2,033
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,198
Gross Amount as of December 31, 2020, Building and Improvements	2,033
Gross Amount as of December 31, 2020, Total	3,232
Gross Amount as of December 31, 2020, Accumulated Depreciation	(23)
Furniture Stores | Jacksonville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,087
Initial Cost to Company, Building and Improvements	2,723
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,087
Gross Amount as of December 31, 2020, Building and Improvements	2,723
Gross Amount as of December 31, 2020, Total	3,810
Gross Amount as of December 31, 2020, Accumulated Depreciation	(97)
Furniture Stores | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,561
Initial Cost to Company, Building and Improvements	4,626
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,561
Gross Amount as of December 31, 2020, Building and Improvements	4,626
Gross Amount as of December 31, 2020, Total	6,188
Gross Amount as of December 31, 2020, Accumulated Depreciation	(172)
Gift, Novelty, and Souvenir Shops | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	560
Initial Cost to Company, Building and Improvements	1,788
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	560
Gross Amount as of December 31, 2020, Building and Improvements	1,788
Gross Amount as of December 31, 2020, Total	2,348
Gross Amount as of December 31, 2020, Accumulated Depreciation	(59)
Grocery | Memphis, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,864
Initial Cost to Company, Building and Improvements	2,958
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,864
Gross Amount as of December 31, 2020, Building and Improvements	2,958
Gross Amount as of December 31, 2020, Total	4,822
Gross Amount as of December 31, 2020, Accumulated Depreciation	(181)
Grocery | Meyersdale, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,449
Initial Cost to Company, Building and Improvements	3,348
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,449
Gross Amount as of December 31, 2020, Building and Improvements	3,348
Gross Amount as of December 31, 2020, Total	4,798
Gross Amount as of December 31, 2020, Accumulated Depreciation	(121)
Grocery | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,233
Initial Cost to Company, Building and Improvements	4,460
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,233
Gross Amount as of December 31, 2020, Building and Improvements	4,460
Gross Amount as of December 31, 2020, Total	6,692
Gross Amount as of December 31, 2020, Accumulated Depreciation	(137)
Grocery | Hopewell Junction, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,785
Initial Cost to Company, Building and Improvements	7,139
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,785
Gross Amount as of December 31, 2020, Building and Improvements	7,139
Gross Amount as of December 31, 2020, Total	10,924
Gross Amount as of December 31, 2020, Accumulated Depreciation	(11)
Grocery | Kingston, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,950
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,950
Gross Amount as of December 31, 2020, Building and Improvements	0
Gross Amount as of December 31, 2020, Total	3,950
Gross Amount as of December 31, 2020, Accumulated Depreciation	0
Home Furnishings | Smyrna, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	454
Initial Cost to Company, Building and Improvements	1,029
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	454
Gross Amount as of December 31, 2020, Building and Improvements	1,029
Gross Amount as of December 31, 2020, Total	1,483
Gross Amount as of December 31, 2020, Accumulated Depreciation	(36)
Home Improvement | Pagosa Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	324
Initial Cost to Company, Building and Improvements	1,364
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	324
Gross Amount as of December 31, 2020, Building and Improvements	1,364
Gross Amount as of December 31, 2020, Total	1,688
Gross Amount as of December 31, 2020, Accumulated Depreciation	(47)
Home Improvement | Macon, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,861
Initial Cost to Company, Building and Improvements	8,377
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,861
Gross Amount as of December 31, 2020, Building and Improvements	8,377
Gross Amount as of December 31, 2020, Total	10,238
Gross Amount as of December 31, 2020, Accumulated Depreciation	(388)
Home Improvement | Lexington, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,991
Initial Cost to Company, Building and Improvements	4,172
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,991
Gross Amount as of December 31, 2020, Building and Improvements	4,172
Gross Amount as of December 31, 2020, Total	7,163
Gross Amount as of December 31, 2020, Accumulated Depreciation	(308)
Home Improvement | Aiken, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	908
Initial Cost to Company, Building and Improvements	2,083
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	908
Gross Amount as of December 31, 2020, Building and Improvements	2,083
Gross Amount as of December 31, 2020, Total	2,991
Gross Amount as of December 31, 2020, Accumulated Depreciation	(79)
Home Improvement | Indian Land, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	468
Initial Cost to Company, Building and Improvements	695
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	468
Gross Amount as of December 31, 2020, Building and Improvements	695
Gross Amount as of December 31, 2020, Total	1,163
Gross Amount as of December 31, 2020, Accumulated Depreciation	(27)
Home Improvement | Spartanburg, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	329
Initial Cost to Company, Building and Improvements	464
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	329
Gross Amount as of December 31, 2020, Building and Improvements	464
Gross Amount as of December 31, 2020, Total	793
Gross Amount as of December 31, 2020, Accumulated Depreciation	(21)
Home Improvement | Chattanooga, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,789
Initial Cost to Company, Building and Improvements	2,007
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,789
Gross Amount as of December 31, 2020, Building and Improvements	2,007
Gross Amount as of December 31, 2020, Total	3,796
Gross Amount as of December 31, 2020, Accumulated Depreciation	(91)
Home Improvement | Franklin, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	250
Initial Cost to Company, Building and Improvements	732
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	250
Gross Amount as of December 31, 2020, Building and Improvements	732
Gross Amount as of December 31, 2020, Total	982
Gross Amount as of December 31, 2020, Accumulated Depreciation	(38)
Home Improvement | Sioux City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	253
Initial Cost to Company, Building and Improvements	796
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	253
Gross Amount as of December 31, 2020, Building and Improvements	796
Gross Amount as of December 31, 2020, Total	1,048
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Home Improvement | Paintsville, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	7,712
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	7,712
Gross Amount as of December 31, 2020, Building and Improvements	0
Gross Amount as of December 31, 2020, Total	7,712
Gross Amount as of December 31, 2020, Accumulated Depreciation	0
Home Improvement | Buckhannon, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	358
Initial Cost to Company, Building and Improvements	1,262
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	358
Gross Amount as of December 31, 2020, Building and Improvements	1,262
Gross Amount as of December 31, 2020, Total	1,619
Gross Amount as of December 31, 2020, Accumulated Depreciation	(42)
Home Improvement | La Quinta, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,616
Initial Cost to Company, Building and Improvements	5,785
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,616
Gross Amount as of December 31, 2020, Building and Improvements	5,785
Gross Amount as of December 31, 2020, Total	8,401
Gross Amount as of December 31, 2020, Accumulated Depreciation	(195)
Home Improvement | Orland Park, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	6,155
Initial Cost to Company, Building and Improvements	8,729
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	6,155
Gross Amount as of December 31, 2020, Building and Improvements	8,729
Gross Amount as of December 31, 2020, Total	14,884
Gross Amount as of December 31, 2020, Accumulated Depreciation	(224)
Home Improvement | Salem, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	4,615
Initial Cost to Company, Building and Improvements	16,885
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	4,615
Gross Amount as of December 31, 2020, Building and Improvements	16,885
Gross Amount as of December 31, 2020, Total	21,500
Gross Amount as of December 31, 2020, Accumulated Depreciation	(197)
Home Improvement | Fargo, ND
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	524
Initial Cost to Company, Building and Improvements	787
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	524
Gross Amount as of December 31, 2020, Building and Improvements	787
Gross Amount as of December 31, 2020, Total	1,311
Gross Amount as of December 31, 2020, Accumulated Depreciation	(10)
Quick Service Restaurants | Birmingham, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	686
Initial Cost to Company, Building and Improvements	996
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	686
Gross Amount as of December 31, 2020, Building and Improvements	996
Gross Amount as of December 31, 2020, Total	1,682
Gross Amount as of December 31, 2020, Accumulated Depreciation	(37)
Quick Service Restaurants | Hueytown, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,019
Initial Cost to Company, Building and Improvements	1,011
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,019
Gross Amount as of December 31, 2020, Building and Improvements	1,011
Gross Amount as of December 31, 2020, Total	2,030
Gross Amount as of December 31, 2020, Accumulated Depreciation	(37)
Quick Service Restaurants | Phenix City, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	727
Initial Cost to Company, Building and Improvements	800
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	727
Gross Amount as of December 31, 2020, Building and Improvements	800
Gross Amount as of December 31, 2020, Total	1,528
Gross Amount as of December 31, 2020, Accumulated Depreciation	(27)
Quick Service Restaurants | Red Bay, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	931
Initial Cost to Company, Building and Improvements	1,154
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	931
Gross Amount as of December 31, 2020, Building and Improvements	1,154
Gross Amount as of December 31, 2020, Total	2,085
Gross Amount as of December 31, 2020, Accumulated Depreciation	(40)
Quick Service Restaurants | Snead, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,271
Initial Cost to Company, Building and Improvements	781
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,271
Gross Amount as of December 31, 2020, Building and Improvements	781
Gross Amount as of December 31, 2020, Total	2,052
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Quick Service Restaurants | Grovetown, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,005
Initial Cost to Company, Building and Improvements	1,232
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,005
Gross Amount as of December 31, 2020, Building and Improvements	1,232
Gross Amount as of December 31, 2020, Total	2,236
Gross Amount as of December 31, 2020, Accumulated Depreciation	(42)
Quick Service Restaurants | Junction City, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	473
Initial Cost to Company, Building and Improvements	840
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	473
Gross Amount as of December 31, 2020, Building and Improvements	840
Gross Amount as of December 31, 2020, Total	1,313
Gross Amount as of December 31, 2020, Accumulated Depreciation	(36)
Quick Service Restaurants | Marshall, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	440
Initial Cost to Company, Building and Improvements	908
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	440
Gross Amount as of December 31, 2020, Building and Improvements	908
Gross Amount as of December 31, 2020, Total	1,349
Gross Amount as of December 31, 2020, Accumulated Depreciation	(32)
Quick Service Restaurants | Sedalia, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	750
Initial Cost to Company, Building and Improvements	774
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	750
Gross Amount as of December 31, 2020, Building and Improvements	774
Gross Amount as of December 31, 2020, Total	1,523
Gross Amount as of December 31, 2020, Accumulated Depreciation	(28)
Quick Service Restaurants | Jackson, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	728
Initial Cost to Company, Building and Improvements	577
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	728
Gross Amount as of December 31, 2020, Building and Improvements	577
Gross Amount as of December 31, 2020, Total	1,305
Gross Amount as of December 31, 2020, Accumulated Depreciation	(25)
Quick Service Restaurants | Shawnee, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	712
Initial Cost to Company, Building and Improvements	684
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	712
Gross Amount as of December 31, 2020, Building and Improvements	684
Gross Amount as of December 31, 2020, Total	1,396
Gross Amount as of December 31, 2020, Accumulated Depreciation	(25)
Quick Service Restaurants | Wood River, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,707
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,707
Gross Amount as of December 31, 2020, Building and Improvements	0
Gross Amount as of December 31, 2020, Total	1,707
Gross Amount as of December 31, 2020, Accumulated Depreciation	0
Quick Service Restaurants | Fort Smith, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,989
Initial Cost to Company, Building and Improvements	2,345
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,989
Gross Amount as of December 31, 2020, Building and Improvements	2,345
Gross Amount as of December 31, 2020, Total	4,334
Gross Amount as of December 31, 2020, Accumulated Depreciation	(79)
Quick Service Restaurants | McKinney, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,573
Initial Cost to Company, Building and Improvements	1,941
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,573
Gross Amount as of December 31, 2020, Building and Improvements	1,941
Gross Amount as of December 31, 2020, Total	3,514
Gross Amount as of December 31, 2020, Accumulated Depreciation	(59)
Convenience Stores | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	705
Initial Cost to Company, Building and Improvements	174
Cost Capitalized Subsequent to Acquisition, Improvements	1,590
Gross Amount as of December 31, 2020, Land	705
Gross Amount as of December 31, 2020, Building and Improvements	1,764
Gross Amount as of December 31, 2020, Total	2,470
Gross Amount as of December 31, 2020, Accumulated Depreciation	(2)
Convenience Stores | North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,283
Initial Cost to Company, Building and Improvements	1,043
Cost Capitalized Subsequent to Acquisition, Improvements	835
Gross Amount as of December 31, 2020, Land	1,283
Gross Amount as of December 31, 2020, Building and Improvements	1,878
Gross Amount as of December 31, 2020, Total	3,161
Gross Amount as of December 31, 2020, Accumulated Depreciation	(42)
Convenience Stores | Brownsboro, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,170
Initial Cost to Company, Building and Improvements	2,020
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,170
Gross Amount as of December 31, 2020, Building and Improvements	2,020
Gross Amount as of December 31, 2020, Total	3,190
Gross Amount as of December 31, 2020, Accumulated Depreciation	(39)
Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 2013
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,732
Initial Cost to Company, Building and Improvements	4,813
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,732
Gross Amount as of December 31, 2020, Building and Improvements	4,813
Gross Amount as of December 31, 2020, Total	6,545
Gross Amount as of December 31, 2020, Accumulated Depreciation	(99)
Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1993
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,176
Initial Cost to Company, Building and Improvements	2,216
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,176
Gross Amount as of December 31, 2020, Building and Improvements	2,216
Gross Amount as of December 31, 2020, Total	3,391
Gross Amount as of December 31, 2020, Accumulated Depreciation	(52)
Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1987
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,839
Initial Cost to Company, Building and Improvements	1,771
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,839
Gross Amount as of December 31, 2020, Building and Improvements	1,771
Gross Amount as of December 31, 2020, Total	3,610
Gross Amount as of December 31, 2020, Accumulated Depreciation	(40)
Convenience Stores | Grand Saline, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	829
Initial Cost to Company, Building and Improvements	1,807
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	829
Gross Amount as of December 31, 2020, Building and Improvements	1,807
Gross Amount as of December 31, 2020, Total	2,637
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2011
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,343
Initial Cost to Company, Building and Improvements	3,018
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,343
Gross Amount as of December 31, 2020, Building and Improvements	3,018
Gross Amount as of December 31, 2020, Total	4,362
Gross Amount as of December 31, 2020, Accumulated Depreciation	(58)
Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2005
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,875
Initial Cost to Company, Building and Improvements	3,176
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,875
Gross Amount as of December 31, 2020, Building and Improvements	3,176
Gross Amount as of December 31, 2020, Total	5,051
Gross Amount as of December 31, 2020, Accumulated Depreciation	(61)
Convenience Stores | Mineola, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	679
Initial Cost to Company, Building and Improvements	1,399
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	679
Gross Amount as of December 31, 2020, Building and Improvements	1,399
Gross Amount as of December 31, 2020, Total	2,078
Gross Amount as of December 31, 2020, Accumulated Depreciation	(30)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,646
Initial Cost to Company, Building and Improvements	3,218
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,646
Gross Amount as of December 31, 2020, Building and Improvements	3,218
Gross Amount as of December 31, 2020, Total	5,864
Gross Amount as of December 31, 2020, Accumulated Depreciation	(63)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2008
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,435
Initial Cost to Company, Building and Improvements	5,713
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,435
Gross Amount as of December 31, 2020, Building and Improvements	5,713
Gross Amount as of December 31, 2020, Total	8,148
Gross Amount as of December 31, 2020, Accumulated Depreciation	(122)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	798
Initial Cost to Company, Building and Improvements	1,283
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	798
Gross Amount as of December 31, 2020, Building and Improvements	1,283
Gross Amount as of December 31, 2020, Total	2,081
Gross Amount as of December 31, 2020, Accumulated Depreciation	(25)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	887
Initial Cost to Company, Building and Improvements	1,361
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	887
Gross Amount as of December 31, 2020, Building and Improvements	1,361
Gross Amount as of December 31, 2020, Total	2,247
Gross Amount as of December 31, 2020, Accumulated Depreciation	(25)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1994
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	550
Initial Cost to Company, Building and Improvements	1,186
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	550
Gross Amount as of December 31, 2020, Building and Improvements	1,186
Gross Amount as of December 31, 2020, Total	1,736
Gross Amount as of December 31, 2020, Accumulated Depreciation	(23)
Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1984
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,415
Initial Cost to Company, Building and Improvements	1,647
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	3,415
Gross Amount as of December 31, 2020, Building and Improvements	1,647
Gross Amount as of December 31, 2020, Total	5,062
Gross Amount as of December 31, 2020, Accumulated Depreciation	(34)
Convenience Stores | Whitehouse, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	556
Initial Cost to Company, Building and Improvements	1,342
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	556
Gross Amount as of December 31, 2020, Building and Improvements	1,342
Gross Amount as of December 31, 2020, Total	1,898
Gross Amount as of December 31, 2020, Accumulated Depreciation	(33)
Arts & Crafts | Hamilton, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,571
Initial Cost to Company, Building and Improvements	5,005
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,571
Gross Amount as of December 31, 2020, Building and Improvements	5,005
Gross Amount as of December 31, 2020, Total	6,576
Gross Amount as of December 31, 2020, Accumulated Depreciation	(143)
Consumer Electronics | Reynoldsburg, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,704
Initial Cost to Company, Building and Improvements	4,934
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,704
Gross Amount as of December 31, 2020, Building and Improvements	4,934
Gross Amount as of December 31, 2020, Total	6,638
Gross Amount as of December 31, 2020, Accumulated Depreciation	(26)
Consumer Electronics | Heath, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,205
Initial Cost to Company, Building and Improvements	2,348
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,205
Gross Amount as of December 31, 2020, Building and Improvements	2,348
Gross Amount as of December 31, 2020, Total	3,552
Gross Amount as of December 31, 2020, Accumulated Depreciation	(5)
Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,175
Initial Cost to Company, Building and Improvements	2,666
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,175
Gross Amount as of December 31, 2020, Building and Improvements	2,666
Gross Amount as of December 31, 2020, Total	3,841
Gross Amount as of December 31, 2020, Accumulated Depreciation	(57)
Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,427
Initial Cost to Company, Building and Improvements	3,504
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,427
Gross Amount as of December 31, 2020, Building and Improvements	3,504
Gross Amount as of December 31, 2020, Total	4,931
Gross Amount as of December 31, 2020, Accumulated Depreciation	(72)
Healthcare | Allen, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	453
Initial Cost to Company, Building and Improvements	1,525
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	453
Gross Amount as of December 31, 2020, Building and Improvements	1,525
Gross Amount as of December 31, 2020, Total	1,978
Gross Amount as of December 31, 2020, Accumulated Depreciation	(8)
Wine, Beer, Spirits | Rowlett, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,654
Initial Cost to Company, Building and Improvements	2,882
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,654
Gross Amount as of December 31, 2020, Building and Improvements	2,882
Gross Amount as of December 31, 2020, Total	4,536
Gross Amount as of December 31, 2020, Accumulated Depreciation	(5)
Wine, Beer, Spirits | Dallas, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,611
Initial Cost to Company, Building and Improvements	2,123
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	1,611
Gross Amount as of December 31, 2020, Building and Improvements	2,123
Gross Amount as of December 31, 2020, Total	3,734
Gross Amount as of December 31, 2020, Accumulated Depreciation	(3)
General Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,955
Initial Cost to Company, Building and Improvements	7,341
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,955
Gross Amount as of December 31, 2020, Building and Improvements	7,341
Gross Amount as of December 31, 2020, Total	10,296
Gross Amount as of December 31, 2020, Accumulated Depreciation	(235)
General Retail | Newark, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	593
Initial Cost to Company, Building and Improvements	7,635
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	593
Gross Amount as of December 31, 2020, Building and Improvements	7,635
Gross Amount as of December 31, 2020, Total	8,227
Gross Amount as of December 31, 2020, Accumulated Depreciation	(368)
General Retail | Riverdale, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,601
Initial Cost to Company, Building and Improvements	10,179
Cost Capitalized Subsequent to Acquisition, Improvements	0
Gross Amount as of December 31, 2020, Land	2,601
Gross Amount as of December 31, 2020, Building and Improvements	10,179
Gross Amount as of December 31, 2020, Total	12,780
Gross Amount as of December 31, 2020, Accumulated Depreciation	$ (364)
Minimum | Apparel | Indianola, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Apparel | Laredo, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Apparel | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Apparel | Rio Grande City, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Auto Parts | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Auto Parts | Harrisonville, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | New Richmond, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Roswell, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Auto Parts | Fort Pierce, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Auto Parts | Lakeland, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Auto Parts | Orlando, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Titusville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Brunswick, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Claxton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Auto Parts | Griffin, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | West Peoria, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Auto Parts | Gonzales, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Auto Parts | Breckenridge Hills, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | St. Louis, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Bay St. Louis, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Auto Parts | Brookhaven, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Laurel, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Auto Parts | Penn Hills, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Auto Parts | Barton, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Auto Parts | Demotte, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Auto Parts | Greenwood, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Auto Parts | Marianna, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Auto Parts | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Automotive Services | Colorado Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Automotive Services | Oswego, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Automotive Services | Prattville, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Automotive Services | Crawfordville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Automotive Services | Live Oak, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Automotive Services | Quincy, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Automotive Services | Merrill, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Automotive Services | New London, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Automotive Services | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	13 years
Minimum | Automotive Services | Colebrook, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Automotive Services | Lancaster, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Automotive Services | Newport, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	5 years
Minimum | Automotive Services | Bradford, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Automotive Services | Morristown, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Automotive Services | St. Albans, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Automotive Services | Bellows Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Automotive Services | Enosburg Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Automotive Services | South Barre, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1990
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1920
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Banking | Richwood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Banking | Vineland, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Banking | Elizabethtown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Casual Dining | Greensburg, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Casual Dining | Wichita, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	12 years
Minimum | Casual Dining | Marquette, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	5 years
Minimum | Casual Dining | Brandon, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Casual Dining | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Minimum | Discount Retail | Holland, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Discount Retail | St. Joseph, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Discount Retail | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Discount Retail | Flint, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Discount Retail | Tucson, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Discount Retail | Augusta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Discount Retail | Mishawaka, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Discount Retail | Longview, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Discount Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Discount Retail | Waco, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Discount Retail | Spokane Valley, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Discount Retail | Dothan, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Discount Retail | Terre Haute, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Dollar Stores | Deltona, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Dollar Stores | Lake City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	12 years
Minimum | Dollar Stores | Strawberry Point, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	12 years
Minimum | Dollar Stores | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Dollar Stores | Brookfield, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Belgrade, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	12 years
Minimum | Dollar Stores | Bogue Chitto, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Buckatunna, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Hurley, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Meridan, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Birmingham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | McComb, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Windham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Norman, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Friedens, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Cleveland, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2012
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2004
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Dollar Stores | Fox Lake, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Dollar Stores | Baltimore, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Chicago, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Dollar Stores | Middle River, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Egg Harbor Township, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Ledgewood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Dollar Stores | Ballston Spa, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Belpre, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Dollar Stores | Springfield, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	5 years
Minimum | Dollar Stores | Ebensburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Dollar Stores | Gettysburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Lewistown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Dollar Stores | Manchester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Myerstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Quarryville, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Milwaukee, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Dollar Stores | Queensbury, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Petersburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Pittsburgh, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Dollar Stores | Johnstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Dollar Stores | Chester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	5 years
Minimum | Drug Stores & Pharmacies | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Drug Stores & Pharmacies | Clanton, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Drug Stores & Pharmacies | Montgomery, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Warrior, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Canton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Savannah, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Drug Stores & Pharmacies | Hanover, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Waterford Charter Township, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Austin, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Drug Stores & Pharmacies | Albuquerque, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Amelia, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Drug Stores & Pharmacies | Franklin, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Drug Stores & Pharmacies | Fredericksburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Drug Stores & Pharmacies | Hurricane, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Drug Stores & Pharmacies | Semmes, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Equipment Rental and Leasing | Idaho Falls, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Equipment Rental and Leasing | LaGrange, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Farm Supplies | Ottawa, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	13 years
Minimum | Farm Supplies | Wellington, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	13 years
Minimum | Farm Supplies | Llano, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Farm Supplies | Ballard, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Farm Supplies | Weatherford, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Furniture Stores | Jacksonville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Furniture Stores | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Gift, Novelty, and Souvenir Shops | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Grocery | Memphis, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Grocery | Meyersdale, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Grocery | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Grocery | Hopewell Junction, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	5 years
Minimum | Grocery | Kingston, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Minimum | Home Furnishings | Smyrna, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	9 years
Minimum | Home Improvement | Pagosa Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Home Improvement | Macon, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Home Improvement | Lexington, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Home Improvement | Aiken, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Home Improvement | Indian Land, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Home Improvement | Spartanburg, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Home Improvement | Chattanooga, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Home Improvement | Franklin, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Home Improvement | Sioux City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Home Improvement | Paintsville, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Minimum | Home Improvement | Buckhannon, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Home Improvement | La Quinta, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Home Improvement | Orland Park, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Home Improvement | Salem, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Home Improvement | Fargo, ND
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Quick Service Restaurants | Birmingham, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Hueytown, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Phenix City, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Red Bay, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Snead, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Grovetown, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Quick Service Restaurants | Junction City, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Marshall, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Quick Service Restaurants | Sedalia, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Quick Service Restaurants | Jackson, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Quick Service Restaurants | Shawnee, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Quick Service Restaurants | Wood River, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Minimum | Quick Service Restaurants | Fort Smith, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Quick Service Restaurants | McKinney, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	14 years
Minimum | Convenience Stores | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	3 years
Minimum | Convenience Stores | Brownsboro, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 2013
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1993
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1987
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Convenience Stores | Grand Saline, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2011
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2005
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Mineola, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2008
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1994
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1984
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Minimum | Convenience Stores | Whitehouse, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Arts & Crafts | Hamilton, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | Consumer Electronics | Reynoldsburg, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	7 years
Minimum | Consumer Electronics | Heath, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	4 years
Minimum | Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Healthcare | Allen, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	10 years
Minimum | Wine, Beer, Spirits | Rowlett, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	8 years
Minimum | Wine, Beer, Spirits | Dallas, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	11 years
Minimum | General Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Minimum | General Retail | Newark, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	3 years
Minimum | General Retail | Riverdale, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	6 years
Maximum | Apparel | Indianola, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Apparel | Laredo, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Apparel | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Apparel | Rio Grande City, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	28 years
Maximum | Auto Parts | Odessa, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Harrisonville, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Auto Parts | New Richmond, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Auto Parts | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Roswell, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Fort Pierce, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Lakeland, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Orlando, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Auto Parts | Titusville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Brunswick, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Claxton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Griffin, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | West Peoria, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Auto Parts | Gonzales, LA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Breckenridge Hills, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | St. Louis, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Bay St. Louis, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Brookhaven, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Laurel, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Penn Hills, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	29 years
Maximum | Auto Parts | Barton, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Auto Parts | Demotte, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Greenwood, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Auto Parts | Marianna, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Auto Parts | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Automotive Services | Colorado Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	19 years
Maximum | Automotive Services | Oswego, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Automotive Services | Prattville, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Automotive Services | Crawfordville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Automotive Services | Live Oak, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Automotive Services | Quincy, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Automotive Services | Merrill, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Automotive Services | New London, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Automotive Services | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Automotive Services | Colebrook, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	21 years
Maximum | Automotive Services | Lancaster, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Automotive Services | Newport, NH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	17 years
Maximum | Automotive Services | Bradford, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Automotive Services | Morristown, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Automotive Services | St. Albans, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	24 years
Maximum | Automotive Services | Bellows Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Automotive Services | Enosburg Falls, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	24 years
Maximum | Automotive Services | South Barre, VT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1990
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	18 years
Maximum | Banking | Atco, NJ | Atco, NJ, Banking, Constructed 1920
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Banking | Richwood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Banking | Vineland, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Maximum | Banking | Elizabethtown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Casual Dining | Greensburg, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Casual Dining | Wichita, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Casual Dining | Marquette, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Casual Dining | Brandon, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Casual Dining | Warner Robins, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Maximum | Discount Retail | Holland, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Discount Retail | St. Joseph, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Discount Retail | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	23 years
Maximum | Discount Retail | Flint, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Discount Retail | Tucson, AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Discount Retail | Augusta, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Discount Retail | Mishawaka, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Discount Retail | Longview, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Discount Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Discount Retail | Waco, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Discount Retail | Spokane Valley, WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Discount Retail | Dothan, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	21 years
Maximum | Discount Retail | Terre Haute, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Dollar Stores | Deltona, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Lake City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Dollar Stores | Strawberry Point, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Dollar Stores | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Dollar Stores | Brookfield, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Belgrade, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	27 years
Maximum | Dollar Stores | Bogue Chitto, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Buckatunna, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Hurley, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Meridan, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Birmingham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Dollar Stores | McComb, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Dollar Stores | Windham, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Dollar Stores | Norman, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Friedens, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Dollar Stores | Cleveland, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2012
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Dollar Stores | Houston, TX | Houston, TX, Dollar Stores, Constructed 2004
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	23 years
Maximum | Dollar Stores | Fox Lake, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Little Rock, AR | Little Rock, AR, Dollar Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Wisconsin Rapids, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Baltimore, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Chicago, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Dollar Stores | Middle River, MD
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Egg Harbor Township, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Ledgewood, NJ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Ballston Spa, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Belpre, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Springfield, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Dollar Stores | Ebensburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	27 years
Maximum | Dollar Stores | Gettysburg, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Lewistown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Manchester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Myerstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Quarryville, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Milwaukee, WI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Queensbury, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Petersburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Pittsburgh, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Johnstown, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Dollar Stores | Chester, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	23 years
Maximum | Drug Stores & Pharmacies | Indianapolis, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	29 years
Maximum | Drug Stores & Pharmacies | Clanton, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Drug Stores & Pharmacies | Montgomery, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Drug Stores & Pharmacies | Warrior, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Drug Stores & Pharmacies | Canton, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	27 years
Maximum | Drug Stores & Pharmacies | Savannah, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Drug Stores & Pharmacies | Hanover, IN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Drug Stores & Pharmacies | Waterford Charter Township, MI
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	27 years
Maximum | Drug Stores & Pharmacies | Austin, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	27 years
Maximum | Drug Stores & Pharmacies | Albuquerque, NM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Drug Stores & Pharmacies | Amelia, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	23 years
Maximum | Drug Stores & Pharmacies | Franklin, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Drug Stores & Pharmacies | Fredericksburg, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Drug Stores & Pharmacies | Hurricane, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Drug Stores & Pharmacies | Semmes, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Equipment Rental and Leasing | Idaho Falls, ID
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Equipment Rental and Leasing | LaGrange, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Farm Supplies | Ottawa, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Farm Supplies | Wellington, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Farm Supplies | Llano, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	28 years
Maximum | Farm Supplies | Ballard, UT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Farm Supplies | Weatherford, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	29 years
Maximum | Furniture Stores | Jacksonville, FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Furniture Stores | College Station, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Gift, Novelty, and Souvenir Shops | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Grocery | Memphis, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	18 years
Maximum | Grocery | Meyersdale, PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Grocery | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Grocery | Hopewell Junction, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Grocery | Kingston, MA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Maximum | Home Furnishings | Smyrna, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Home Improvement | Pagosa Springs, CO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Home Improvement | Macon, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Home Improvement | Lexington, NC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	15 years
Maximum | Home Improvement | Aiken, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Home Improvement | Indian Land, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	31 years
Maximum | Home Improvement | Spartanburg, SC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Home Improvement | Chattanooga, TN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	28 years
Maximum | Home Improvement | Franklin, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	22 years
Maximum | Home Improvement | Sioux City, IA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	24 years
Maximum | Home Improvement | Paintsville, KY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Maximum | Home Improvement | Buckhannon, WV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Home Improvement | La Quinta, CA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | Home Improvement | Orland Park, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	21 years
Maximum | Home Improvement | Salem, VA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Home Improvement | Fargo, ND
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Quick Service Restaurants | Birmingham, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Quick Service Restaurants | Hueytown, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Quick Service Restaurants | Phenix City, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Quick Service Restaurants | Red Bay, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Quick Service Restaurants | Snead, AL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	26 years
Maximum | Quick Service Restaurants | Grovetown, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	32 years
Maximum | Quick Service Restaurants | Junction City, KS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Quick Service Restaurants | Marshall, MN
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Quick Service Restaurants | Sedalia, MO
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Quick Service Restaurants | Jackson, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	25 years
Maximum | Quick Service Restaurants | Shawnee, OK
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Quick Service Restaurants | Wood River, IL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed
Maximum | Quick Service Restaurants | Fort Smith, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	34 years
Maximum | Quick Service Restaurants | McKinney, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Convenience Stores | Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | North Little Rock, AR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Brownsboro, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 2013
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1993
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Chandler, TX | Chandler, TX, Convenience Stores, Constructed 1987
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Grand Saline, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2011
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Lindale, TX | Lindale, TX, Convenience Stores, Constructed 2005
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Mineola, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2009
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 2008
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1990 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1994
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Tyler, TX | Tyler, TX, Convenience Stores, Constructed 1984
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Convenience Stores | Whitehouse, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Arts & Crafts | Hamilton, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Consumer Electronics | Reynoldsburg, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Consumer Electronics | Heath, OH
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	30 years
Maximum | Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (1)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Healthcare | Jacksonville, FL | Jacksonville, FL, Healthcare, Constructed 2016 (2)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Healthcare | Allen, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	33 years
Maximum | Wine, Beer, Spirits | Rowlett, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | Wine, Beer, Spirits | Dallas, TX
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	35 years
Maximum | General Retail | Tupelo, MS
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | General Retail | Newark, NY
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	20 years
Maximum | General Retail | Riverdale, GA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Statements of Operations and Comprehensive Income (Loss) is Computed	21 years